Other assets-Other / Other liabilities - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other assets-Other / Other liabilities
Amortization expenses	¥ 3,324	¥ 4,535	¥ 5,181
Indefinite-lived intangibles	¥ 8,553	¥ 8,967